Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
Summary of the remaining non-cancelable future payments under operating leases

 Athlon leases certain office space that has non-cancelable lease terms in excess of one year. The following table summarizes by year the remaining non-cancelable future payments under these operating leases as of December 31, 2012:

	Payments Due by Period
	Total	2013	2014	2015	2016	2017	Thereafter
	(in thousands)
Corporate office lease	$1,412	$381	$375	$375	$281	$—	$—
Midland office lease	375	90	92	96	97	—	—

Total	$1,787	$471	$467	$471	$378	$—	$—